Equity-accounted investees (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity-accounted investees [Line Items]
Dividends received	$ 11,663	$ 3,164	$ 3,851
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Description of the nature of the relationship	Distribution and commercialization of specialty plant nutrients in the Middle East.
Domicile	PO Box 71871, Abu Dhabi
Country of incorporation	United Arab Emirates
Share of ownership in associates	37.00%
Dividends received	$ 9,438	0	0
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Description of the nature of the relationship	Distribution and commercialization of specialty plant nutrients in the Turkey.
Domicile	Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya
Country of incorporation	Turkey
Share of ownership in associates	50.00%
Dividends received
Ajay North America
Equity-accounted investees [Line Items]
Description of the nature of the relationship	Production and distribution of iodine and iodine derivatives.
Domicile	1400 Industry RD Power Springs GA 30129
Country of incorporation	United States of North America
Share of ownership in associates	49.00%
Dividends received	$ 1,233	1,967	2,796
Ajay Europe SARL
Equity-accounted investees [Line Items]
Description of the nature of the relationship	Production and distribution of iodine and iodine derivatives.
Domicile	Z.I. du Grand Verger BP 227 53602 Evron Cedex
Country of incorporation	France
Share of ownership in associates	50.00%
Dividends received	$ 992	1,197	1,055
SQM Eastmed Turkey,
Equity-accounted investees [Line Items]
Description of the nature of the relationship	Production and trading of specialty products.
Domicile	Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya
Country of incorporation	Turkey
Share of ownership in associates	50.00%
Dividends received	$ 0	0	0
Kore Potash Ltd.
Equity-accounted investees [Line Items]
Description of the nature of the relationship	Prospecting, exploration and mining development
Domicile	L 3 88 William ST Perth, was 6000
Country of incorporation	United Kingdom
Share of ownership in associates	14.65%
Dividends received	$ 0	$ 0	$ 0